SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2017
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

26.SUBSEQUENT EVENTS

On July 19, 2017, the Company signed an agreement with China Industrial Asset Management Limited (“China Industrial Asset Management”), an asset management company to form certain healthcare investment funds (“funds”) for the purpose of investments in medical service centers.

The aggregate size of the funds will not exceed RMB 502 million.  An affiliate of Mr. Lee Ligang Zhang, the Company’s Chairman and CEO, and an affiliate of China Industrial Asset Management will act as general partners and each contribute RMB 1 million to the funds. The Company and China Industrial Asset Management will each contribute up to RMB 50 million to the funds as limited partners. The funds will admit other limited partners which will contribute up to RMB 400 million.

Pursuant to the arrangements, the funds will either set up new medical service centers or acquire existing medical centers. The Group will purchase the medical service centers invested by the funds during the exit period of the funds at a price equal to their original investment costs plus 15%. The exit period is two years after the establishment of the funds.

In July 2017, one of the bond holders with loan balance of $58,113 (equivalent to RMB400,000,000) signed a supplemental agreement with the Group to extend the due day of the loans from December 2017 to December 2018.

In July 2017, Beijing iKang Medical Examination Application Technology Co, Ltd., a wholly-owned subsidiary of iKang Holding, increased its registered capital by RMB9 million. After the increase of registered capital, iKang Holding, an affiliate of Mr. Lee Ligang Zhang and an entity controlled by certain of the Group’s employees each hold 70%, 20% and 10% equity interest, respectively, in Beijing iKang Medical Examination Application Technology Co., Ltd.

In August 2017, Yalong Daoyi, a wholly-owned subsidiary of iKang Holding, increased its registered capital by RMB10 million. After the increase of registered capital, iKang Holding, an affiliate of Mr. Lee Ligang Zhang and an entity controlled by certain of the Group’s employees each hold 70%, 20% and 10% equity interest, respectively, in Yalong Daoyi.